CONDENSED INTERIM CONSOLIDATED AND COMBINED CARVE-OUT BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 29,373	$ 30,477
Restricted cash	9,463	21,935
Trade receivables	6,189	6,189
Demand note due from owner	142,089	143,241
Advances to joint ventures	6,624	6,665
Deferred debt issuance cost	2,532	2,574
Current portion of net investment in direct financing lease	3,051	2,894
Current deferred tax asset	340	343
Prepaid expenses and other receivables	3,016	564
Total current assets	202,677	214,882
Long-term assets
Restricted cash	15,116	15,184
Other equipment	39	54
Advances to joint ventures	9,731	12,287
Deferred debt issuance cost	10,491	11,556
Net investment in direct financing lease	291,644	292,469
Long-term deferred tax asset	1,668	1,667
Other long-term assets	13,904	15,449
Total long-term assets	342,593	348,666
Total assets	545,270	563,548
Current liabilities
Current portion of long-term debt	19,062	19,062
Trade payables	1,152	864
Amounts due to owners and affiliates	2,290	6,019
Loans and promissory notes due to owners and affiliates	301	467
Value added and withholding tax liability	6,978	3,066
Derivative financial instruments	4,406	4,676
Accrued liabilities and other payables	13,190	13,365
Total current liabilities	47,379	47,519
Long-term liabilities
Accumulated losses of joint ventures	50,270	59,630
Long-term debt	183,740	193,271
Derivative financial instruments	3,988	4,544
Other long-term liabilities	17,998	22,206
Total long-term liabilities	255,996	279,651
Total liabilities	303,375	327,170
EQUITY
Total Partners’ capital	249,559	244,553
Accumulated other comprehensive income (loss)	(7,664)	(8,175)
Total equity	241,895	236,378
Total liabilities and equity	545,270	563,548
Common units public [Member]
EQUITY
Total Partners’ capital	207,531	207,004
Total equity	207,531	207,004
Common units Hoegh LNG [Member]
EQUITY
Total Partners’ capital	5,822	5,202
Total equity	5,822	5,202
Subordinated units [Member]
EQUITY
Total Partners’ capital	36,206	32,347
Total equity	$ 36,206	$ 32,347